Leases - Schedule Of Weighted Average Remaining Lease Term And Weighted Average Discount Rate (Details) - Athena Technology Solutions Holdings, LLC [Member]	Dec. 31, 2025	Dec. 31, 2024
Operating Lease [Line Items]
Operating Lease, Weighted Average Remaining Lease Term	2 years 6 months	3 years 1 month 6 days
Operating Lease, Weighted Average Discount Rate, Percent	7.10%	7.30%